Organization and Principal Activities - Principal Subsidiaries and VIE Subsidiaries (Details)	12 Months Ended
Aug. 31, 2017
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 16, 2016
VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 01, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Impetus | Wholly owned subsidiaries | Cayman Islands | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 01, 2014
Equity interest attributed to the Group as at August 31, 2017	100.00%
Time Education China Holdings Limited | Wholly owned subsidiaries | Hong Kong | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 16, 2013
Equity interest attributed to the Group as at August 31, 2017	100.00%
Time Elan Education Technology Co., Ltd | Wholly owned subsidiaries | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 06, 2013
Equity interest attributed to the Group as at August 31, 2017	100.00%
Zhuhai Bright Scholar | Wholly owned subsidiaries | The PRC | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 24, 2017
Equity interest attributed to the Group as at August 31, 2017	100.00%
Shenzhen Qianhai Bright Scholar Management and Consulting Co. Ltd | Wholly owned subsidiaries | The PRC | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 15, 2016
Equity interest attributed to the Group as at August 31, 2017	100.00%
Beijing Bright Scholar Education Consulting Limited Co., Ltd | Wholly owned subsidiaries | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 20, 2016
Equity interest attributed to the Group as at August 31, 2017	100.00%
Foshan Shunde Elan Education Training Co., Ltd | Wholly owned subsidiaries | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 12, 2017
Equity interest attributed to the Group as at August 31, 2017	100.00%
Zhuhai Hengqin Kaidi Education Consulting Co., Ltd | Wholly owned subsidiaries | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 11, 2017
Equity interest attributed to the Group as at August 31, 2017	80.00%
Shenzhen Elan Education Training Co., Ltd | Wholly owned subsidiaries | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 01, 2017
Equity interest attributed to the Group as at August 31, 2017	100.00%
BGY Education Investment | VIE | The PRC | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 16, 2014
Equity interest attributed to the Group as at August 31, 2017	100.00%
Shanghai Elan Culture Communication Co., Ltd | VIE | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 16, 2013
Equity interest attributed to the Group as at August 31, 2017	100.00%
Shenzhen Time Elan Technology Co., Ltd | VIE | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 19, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Time Elan Education Technology (Beijing) Co., Ltd. | VIE | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 17, 2012
Equity interest attributed to the Group as at August 31, 2017	100.00%
Guangdong Country Garden School (“GCGS”) | VIE | The PRC | Kindergarten and International Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 03, 1994
Equity interest attributed to the Group as at August 31, 2017	100.00%
Huanan Country Garden School (“HCGS”) | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 02, 2004
Equity interest attributed to the Group as at August 31, 2017	100.00%
Huanan Country Garden Bilingual Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 22, 2004
Equity interest attributed to the Group as at August 31, 2017	100.00%
Phoenix City Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 13, 2009
Equity interest attributed to the Group as at August 31, 2017	100.00%
Phoenix City Bilingual School (“PCBS”) | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 01, 2004
Equity interest attributed to the Group as at August 31, 2017	100.00%
Licheng Country Garden Bilingual Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Nov. 17, 2004
Equity interest attributed to the Group as at August 31, 2017	100.00%
Country Garden Venice Bilingual School ("CGBS") | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2007
Equity interest attributed to the Group as at August 31, 2017	100.00%
Nansha Country Garden Bilingual Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 07, 2009
Equity interest attributed to the Group as at August 31, 2017	100.00%
Phoenix City Bilingual Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 16, 2008
Equity interest attributed to the Group as at August 31, 2017	100.00%
Wuyi Country Garden Bilingual School | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2009
Equity interest attributed to the Group as at August 31, 2017	100.00%
Shawan Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 05, 2010
Equity interest attributed to the Group as at August 31, 2017	100.00%
Heshan Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2010
Equity interest attributed to the Group as at August 31, 2017	100.00%
Heshan Country Garden School | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2010
Equity interest attributed to the Group as at August 31, 2017	100.00%
Country Garden Venice Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2011
Equity interest attributed to the Group as at August 31, 2017	100.00%
Wuhan Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 26, 2011
Equity interest attributed to the Group as at August 31, 2017	100.00%
Wuhan Country Garden School | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 26, 2011
Equity interest attributed to the Group as at August 31, 2017	100.00%
Huanan Country Garden Cuiyun Mountain Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 31, 2012
Equity interest attributed to the Group as at August 31, 2017	100.00%
Zengcheng Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 18, 2013
Equity interest attributed to the Group as at August 31, 2017	100.00%
Zengcheng Country Garden School | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 08, 2013
Equity interest attributed to the Group as at August 31, 2017	100.00%
Fengxin Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 25, 2014
Equity interest attributed to the Group as at August 31, 2017	100.00%
Phoenix City Fengyan Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 25, 2014
Equity interest attributed to the Group as at August 31, 2017	100.00%
Country Garden Huacheng Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 21, 2003
Equity interest attributed to the Group as at August 31, 2017	100.00%
Country Garden Huacheng School | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 21, 2003
Equity interest attributed to the Group as at August 31, 2017	100.00%
Xiju Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 03, 2013
Equity interest attributed to the Group as at August 31, 2017	100.00%
Dalang Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 15, 2013
Equity interest attributed to the Group as at August 31, 2017	100.00%
Huadu Holiday Peninsula Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 05, 2013
Equity interest attributed to the Group as at August 31, 2017	100.00%
Jurong Country Garden School | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2013
Equity interest attributed to the Group as at August 31, 2017	100.00%
Maoming Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 05, 2013
Equity interest attributed to the Group as at August 31, 2017	100.00%
Country Garden Silver Beach Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 20, 2014
Equity interest attributed to the Group as at August 31, 2017	100.00%
Haoting Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Nov. 27, 2014
Equity interest attributed to the Group as at August 31, 2017	100.00%
Huaxi Country Garden International Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2014
Equity interest attributed to the Group as at August 31, 2017	100.00%
Huiyang Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 17, 2014
Equity interest attributed to the Group as at August 31, 2017	100.00%
Ningxiang Country Garden School | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2014
Equity interest attributed to the Group as at August 31, 2017	100.00%
Huaxi Country Garden International School | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Ningxiang Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2014
Equity interest attributed to the Group as at August 31, 2017	100.00%
Ningxiang Country Garden Foreign Language Training School | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2014
Equity interest attributed to the Group as at August 31, 2017	100.00%
Country Garden Silver Beach School | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 20, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Danyang Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Gaoming Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 13, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Huidong Silver Beach Education Consulting Co Ltd | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 30, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Laian Country Garden Foreign Language School | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 11, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Laian Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 11, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Lanzhou Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 22, 2016
Equity interest attributed to the Group as at August 31, 2017	100.00%
Chuzhou Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 17, 2017
Equity interest attributed to the Group as at August 31, 2017	100.00%
Qingyuan Country Garden Bilingual Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Shaoguan Zhenjiang Country Garden Foreign Language Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Nov. 01, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Taishan Country Garden School | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 24, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Lanzhou Country Garden School | VIE | The PRC | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2016
Equity interest attributed to the Group as at August 31, 2017	100.00%
Enping Country Garden Kindergarten | VIE | The PRC | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 03, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Foshan Elan Educational Technology Co Ltd | VIE | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 01, 2016
Equity interest attributed to the Group as at August 31, 2017	100.00%
Huaan Bright Scholar Tianshan Cultural Education Int Mgt Co Ltd | VIE | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 07, 2017
Equity interest attributed to the Group as at August 31, 2017	70.00%
Baoding Baigou New City Bright Scholar Shenghua Educational Consulting Co Ltd | VIE | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 19, 2017
Equity interest attributed to the Group as at August 31, 2017	70.00%
Guangdong Xingjian Education Co Ltd | VIE | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 02, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Foshan Shunde Shengbo Culture And Arts Training Co Ltd | VIE | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 16, 2015
Equity interest attributed to the Group as at August 31, 2017	100.00%
Shanghai Elan Educational Training Co Ltd | VIE | The PRC | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 30, 2016
Equity interest attributed to the Group as at August 31, 2017	100.00%